Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2019	December 31, 2018	December 31, 2017
NET LIABILITY AT BEGINNING OF PERIOD	(4,336)	(3,984)	(2,846)
Recognized in profit or loss	(2,589)	(616)	(827)
Recognized in other comprehensive income	(1,223)	120	64
Foreign currency translation differences	54	144	(375)
NET LIABILITY AT END OF PERIOD	(8,094)	(4,336)	(3,984)

Present value of funded obligation	(4,298)	(3,538)	(3,537)
Fair value of plan assets	3,241	2,970	2,760
	(1,057)	(568)	(777)
Present value of unfunded obligations	(7,037)	(3,768)	(3,207)
NET LIABILITY	(8,094)	(4,336)	(3,984)

Amounts in the balance sheet:
Liabilities	(8,094)	(4,336)	(3,984)
Assets	—	—	—
NET LIABILITY	(8,094)	(4,336)	(3,984)